Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2017
Non-controlling interests (Tables) [Abstract]
Balance of Equity - Non-controlling interests

The detail, by company, of the balance of “Equity - Non-controlling interests” is as follows:

Thousand of reais	2017	2016	2015

Santander Leasing S.A. Arrendamento Mercantil	395	441	421
Santander Brasil Advisory Services S.A	-	529	516
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	14,664
Getnet S.A.	206,105	168,863	176,278
Olé Consignado S.A.	82,432	30,425	5,014
Santander Serviços Técnicos, Administrativos e de Corretagem de Seguros	-	318,498	238,169
BW Guirapá S.A.	-	68,691	-
Banco PSA Finance Brasil S.A.	147,295	138,057	-
Ipanema Empreendimentos e Participações Ltda.	667	-	-
Total	436,894	725,504	435,062

Profit attributable to non-controlling interests
Thousand of reais	2017	2016	2015

Profit attributable to non-controlling interests	213,984	130,355	50,086
Of which:
Santander Leasing S.A. Arrendamento Mercantil	48	41	38
Santander Brasil Advisory Services S.A	-	34	49
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	(2,379)
Getnet S.A.	48,842	27,209	35,932
Olé Consignado S.A.	53,286	5,432	4,996
Santander Serviços Técnicos, Administrativos e de Corretagem de Seguros	92,365	98,717	10,859
BW Guirapá S.A.	(776)	(2,957)	-
Banco PSA Finance Brasil S.A.	19,884	1,879	-
Ipanema Empreendimentos e Participações Ltda.	335	-	-
Other companies	-	-	591

b) Changes

Changes in the balance of Non-controlling interests

The changes in the balance of “Non-controlling interests” are summarized as follows:

Thousand of reais	2017	2016	2015

Balance at beginning of year	725,504	435,062	380,173
Additions / disposals (net) due to change in the scope of consolidation (1) (2)	(660,230)	159,469	16,608
Incorporation / Acquisition	296,184	-	-
Dividends paid / Interest on Capital	(133,641)	(18,140)	(2,754)
Capital increase (3)	-	20,000	-
Profit attributable to non-controlling interests	213,984	130,355	50,086
Transition Adjustments to the amendments to the IAS 19	(1,790)	(1,604)	5,916
Others	(3,117)	362	(14,967)
Balance at end of year	436,894	725,504	435,062

(1) In 2017 refers mainly to the participation of non-controlling shareholders of BW Guirapá, in 2016 refers to BW Guirapá and Banco PSA Finance Brasil, in 2015 refers to Super.

(2) Includes the acquisition of the shares representing the remaining 50% of the voting capital of Super by Aymoré CFI (note 4.b).

(3) Increase in the share capital of  Olé Consignado.